Issued capital (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of issued capital

	2025	2024
	Shares	Shares
Owners share capital, opening	10,282,686	3,918,750
Issued and fully paid from equity issuances (3)	2,042,197	1,315,000
Issued shares fully paid in lieu services	245,000	-
Issue of shares as consideration for business combination (4)	315,789	-
Issue of shares from the conversion of the convertible notes (1)	-	4,721,794
Advisor Options exercised (2)	-	327,142
Options exercised (5)	155,537	-
Owners share capital, closing	13,041,209	10,282,686

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

	2025	2024
	$	$
Owners share capital, opening (1)	46,779,703	3,385,281
Issued and fully paid from equity issuances (3)	4,177,145	9,964,825
Share issue transaction costs net of tax	(78,851)	(1,174,911)
Issue shares fully paid in lieu of services	843,450	-
Issue of shares as consideration for business combination (4)	946,200	-
Issue of shares from the conversion of the convertible notes (1)	-	32,177,751
Advisor Options exercised (2)	-	2,426,757
Options exercised (5)	476,313	-
Owners share capital, closing	53,143,960	46,779,703

1.	The issue of shares from the conversion of convertible notes reflects and includes the face value of the note and interest accrued at a fixed rate defined in the agreements, along with the value of the derivative prior to conversion. This interest figure includes both the accrued interest rate (contractual and effective) relating to the convertible notes, with the contractual capitalised interest rate ranging between 8.5% to 15% per annum, and the derivative reflects the effective interest rate being the cost of the relevant conversion discounts to market value at the conversion date.

2.	Note that 327,142 Advisor Options fully vested and were exercised into Shares between July 2023 and December 2023 and 16,193 Advisor Options were forfeited.

3.	(i) In November 2024, the Company issued 1,140,388 Ordinary Shares, relating to a placement of Ordinary Shares at USD$1.68, raising approximately USD$1,915,852.

(ii) In June 2025 the Company completed a US$5 million underwritten public offering of 6,578,948 ordinary shares and pre funded warrants at US $0.76 per share of which 901,809 were Ordinary Shares and 5,677,139 pre funded warrants not exercised at June 30, 2025. On settlement $1.7m was received by the Company with the remainder directly disbursed to repay the Revolver facility, consultancy costs, investor relations marketing agreement and other direct costs associated with the capital raise.

4.	In December 2024 we completed the acquisition BJJ Link refer Note 18 for further details.

5.	Included is Conor McGregor’s Ambassador Agreement. In consideration for providing services under the Ambassador Agreement, and pursuant to the exemption from registration provided for in Regulation S promulgated under the Securities Act, Mr. McGregor received 700,000 performance share rights that will vest once the 30-day volume-weighted average price (VWAP) achieves the certain triggers of which 150,000 shares vested immediately on execution of the Ambassador Agreement.